Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	nDivision Inc.
Entity Central Index Key	0001659183
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true